Going Concern - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		7 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oneida Resources Corp
Net Income (Loss)	$ (4,911,620)	$ (2,223,145)	$ (18,827,388)	$ (15,431,754)	$ (16,590,827)	$ 11,092,429	$ (32,100)
Working Capital Deficit							$ 22,000